Subsequent Events - Additional Information (Details)		3 Months Ended		12 Months Ended
	Feb. 08, 2023 USD ($) Employees	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 11, 2022 USD ($)
Subsequent Event [Line Items]
Consideration transferred from sale of subsidiary						$ 25,000,000.0
FTE costs			$ 2,100,000	$ 1,588,000	$ 2,381,000
Reduction in workforce, percentage			25.00%
Severance and Termination
Subsequent Event [Line Items]
Restructuring charges, estimates cost				$ 1,500,000
Subsequent Events
Subsequent Event [Line Items]
Reduction in workforce, percentage		30.00%
Subsequent Events | Minimum | Severance and Termination
Subsequent Event [Line Items]
Restructuring charges, estimates cost		$ 1,000,000.0
Subsequent Events | Maximum | Severance and Termination
Subsequent Event [Line Items]
Restructuring charges, estimates cost		$ 1,500,000
Subsequent Events | Freeline Therapeutics GmbH
Subsequent Event [Line Items]
Consideration transferred from sale of subsidiary	$ 25,000,000
Number of full-time employee equivalents | Employees	15
Upfront payment	$ 2,600,000
Subsequent Events | Freeline Therapeutics GmbH | Minimum
Subsequent Event [Line Items]
FTE costs	$ 7,900,000